Green Bonds, Convertible and Non-convertible Promissory Notes (Details) $ / shares in Units, € in Millions				1 Months Ended								12 Months Ended
	Jan. 18, 2024 USD ($)	Jan. 18, 2024 EUR (€)	Dec. 21, 2022 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2023 USD ($)	Jul. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	May 31, 2022 USD ($)	Nov. 30, 2021 USD ($)	Jan. 31, 2021 USD ($)	Jan. 31, 2021 EUR (€)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	May 31, 2024	Mar. 31, 2024	Mar. 20, 2024 $ / shares	Feb. 21, 2024 USD ($)	Feb. 21, 2024 EUR (€)	Jan. 24, 2024 USD ($)	Jan. 24, 2024 EUR (€)	Dec. 28, 2023 USD ($)	Dec. 28, 2023 EUR (€)	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2023 EUR (€)	May 31, 2023	Feb. 28, 2023 USD ($)	Dec. 21, 2022 EUR (€)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 EUR (€)	Jan. 31, 2021 EUR (€)
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Debt issuance cost				$ 4,100,000					$ 11,800,000			$ 4,100,000		$ 200,000
Amortization of debt discounts												$ 4,900,000		3,900,000
Short-term debt maturity year												2024	2024
Stated interest rate					0.00%
Margin rate			0.50%
Working capital loan					$ 3,200,000
Common stock issued (in Shares) | shares				2,796,554								2,796,554
Promissory notes				$ 32,312,000								$ 32,312,000		$ 13,486,000
Closing price (in Dollars per share) | $ / shares				$ 5								$ 5
Convertible promissory note				$ 1,100,000								$ 1,100,000
Additional paid in capital				$ 500,000								500,000
Outstanding balance																													$ 11,100,000	€ 10.0
Interest rate																													97.00%	97.00%
Effective interest rate									9.50%																							9.50%
Distribution amount (in Euro) | €													€ 10.0
Repayment amount (in Euro) | €													10.0
Bondholders amendment fee amount (in Euro) | €													€ 1.4
Proceed to transfer ownership																						$ 17,300,000	€ 15.8	$ 159,000,000	€ 150.0
Bond par value (in Dollars per share) | $ / shares																								$ 107.5
Solis bond waiver fees																								$ 11,100,000
Share capital percentage																						100.00%	100.00%
Sale of parks	$ 68,500,000	€ 59,100,000.0
Waiver fee												$ 11,100,000
Revolving debt financing (in Euro) | €																												€ 80.0
Project costs (in Euro) | €																												€ 420.0
Finance reduces cost rate																												33.33%
Commitment fees			$ 1,800,000
Solis Bond [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Owned subsidiary description												(i) the minimum Liquidity Covenant that requires the higher of €5.5 million or 5% of the outstanding Nominal Amount, (ii) the minimum Equity Ratio covenant of 25%, and (iii) the Leverage Ratio of NIBD/EBITDA to not be higher than 6.5 times for the year ended December 2021, 6.0 times for the year ended December 31, 2022 and 5.5 times for the period ending on the maturity date of the Bond, January 6, 2024. The Solis Bond carries a 3 months EURIBOR plus 6.5% per annum interest rate, and has quarterly interest payments, with a bullet payment to be paid on January 6, 2024.	(i) the minimum Liquidity Covenant that requires the higher of €5.5 million or 5% of the outstanding Nominal Amount, (ii) the minimum Equity Ratio covenant of 25%, and (iii) the Leverage Ratio of NIBD/EBITDA to not be higher than 6.5 times for the year ended December 2021, 6.0 times for the year ended December 31, 2022 and 5.5 times for the period ending on the maturity date of the Bond, January 6, 2024. The Solis Bond carries a 3 months EURIBOR plus 6.5% per annum interest rate, and has quarterly interest payments, with a bullet payment to be paid on January 6, 2024.	(i) the minimum Liquidity Covenant that requires the higher of €5.5 million or 5% of the outstanding Nominal Amount, (ii) the minimum Equity Ratio covenant of 25%, and (iii) the Leverage Ratio of NIBD/EBITDA to not be higher than 6.5 times for the year ended December 2021, 6.0 times for the year ended December 31, 2022 and 5.5 times for the period ending on the maturity date of the Bond, January 6, 2024. The Solis Bond carries a 3 months EURIBOR plus 6.5% per annum interest rate, and has quarterly interest payments, with a bullet payment to be paid on January 6, 2024.
Common Stock [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Common stock issued (in Shares) | shares				225,000								225,000
AEG MH02 [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Stated interest rate																										18.00%	16.00%
Recognized interest												$ 2,400,000
Principal outstanding balance				$ 11,000,000								11,000,000		$ 10,700,000
AEG MH02 [Member] | Private Lenders [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Maximum borrowing								$ 10,800,000
Stated interest rate								8.00%
Maturity date								May 31, 2023
ALT US 02 LLC [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Stated interest rate							2.50%
Maturity date							Jun. 29, 2023
Principal outstanding balance				4,300,000								4,300,000		2,800,000
Promissory note							$ 5,900,000
ALT US 03, LLC [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Promissory note																											$ 920,000
Senior secured loan				717,000								717,000
32 MWp Solar PV Project [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Stated interest rate						24.00%
Maturity date						Feb. 29, 2024
Principal outstanding balance				7,000,000								$ 7,000,000
Senior secured loan						$ 2,400,000
Percentage of power purchase agreements												100.00%	100.00%
Alternus Energy Americas [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Principal outstanding balance				$ 3,200,000								$ 3,200,000
14 MWp Solar PV Project [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Stated interest rate				24.00%								24.00%
Maturity date				May 28, 2024
Principal outstanding balance				$ 1,100,000								$ 1,100,000
Senior secured loan				$ 1,100,000								$ 1,100,000
Percentage of power purchase agreements				100.00%
Clean Earth [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Stated interest rate				0.00%								0.00%
Principal outstanding balance				$ 1,600,000								$ 1,600,000
Promissory note				1,600,000								1,600,000
Convertible Promissory Note [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Promissory notes				1,600,000								1,600,000
Subsidiaries [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Stated interest rate						5.90%
Principal outstanding balance				3,300,000								3,300,000
Initial payment						$ 1,900,000
Margin rate						2.00%
Other Debt Obligations [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Stated interest rate										6.50%																							6.50%
Senior secured loan										$ 242,000,000																							€ 200.0
Repayment terms										3-year	3-year
Repayment of other debt										$ 40,000,000	€ 33.0
Funding acquisitions										87,200,000	72.0
Initial funding										$ 125,000,000	€ 110.0
Outstanding balance									$ 24,000,000																							€ 20.0
Other Debt Obligations [Member] | Maximum [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Percentage of par value									102.00%
Other Debt Obligations [Member] | Minimum [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Percentage of par value									5.50%
Bond [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Outstanding balance														149,500,000																	$ 147,200,000
Bond One [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Outstanding balance				$ 166,100,000								$ 166,100,000		$ 149,400,000
Solis Bond [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Amendment fee percentage				6.50%								6.50%
Subsequent Event [Member] | Common Stock [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Closing price (in Dollars per share) | $ / shares																	$ 1
Subsequent Event [Member] | Polish Subsidiaries [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Proceed to transfer ownership																				$ 59,100,000	€ 54.4
Share capital percentage																				100.00%	100.00%
Subsequent Event [Member] | Netherlands Subsidiary [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Proceed to transfer ownership																		$ 7,000,000	€ 6.5
Share capital percentage																		100.00%	100.00%
Forecast [Member] | ALT US 03, LLC [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Stated interest rate															2.50%
Forecast [Member] | 32 MWp Solar PV Project [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Stated interest rate																1.50%
Bondholders [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Amendment fee				1.00%								1.00%